Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consisted of the following:
	As of September 30, 2023
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Intangible assets
Licensed digital assets	$6,918,572	$(412,780)
Total	$6,918,572	$(412,780)

Schedule of Amortization Expenses
Aggregate Amortization expenses:
For year ended 9/30/2023	$412,780
Estimated Amortization Expenses:
For year ended 9/30/2024	$1,512,046
For year ended 9/30/2025	$1,507,914
For year ended 9/30/2026	$1,287,201
For year ended 9/30/2027	$1,197,414
For year ended 9/30/2028	$1,001,217

Schedule of Movement of Intangible Assets	The movement of intangible assets is as follows:
	As of September 30, 2023
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Balance at beginning of the year	$—	$—
Additions(a)	6,918,572	426,983
Disposal	—	—
Foreign exchange translation	—	(14,203)
Balance at end of the year	$6,918,572	$412,780

(a)	Additions are all acquired from third-party suppliers in the current year.

Amortization expense was $426,983 and $nil for the years ended September 30, 2023 and 2022, respectively. Costs incurred to renew or extend the term of recognized intangible assets are capitalized and amortized over the useful life of the asset. For the years ended September 30, 2023 and 2022, no such cost incurred.